Commitments and contingencies	12 Months Ended
Sep. 30, 2025
Commitments and contingencies
Commitments and contingencies

25.Commitments and contingencies

The Company, under its LC4ISR Sub-Tier Subcontract, shall meet certain Industrial and Technological Benefits (“ITBs”) targets as a condition for fulfilling the obligations in the contract. Such requirements are part of Canada’s effort to promote economic development and increased competitiveness of the defence sector and develop, grow and sustain a diverse, talented, and innovative Canadian workforce. Under the obligations, DEFSEC will spend 100% of the contract-value as Supplier Development in Canada, specifically involving Small and Medium Business (employing fewer than 250 full-time personnel), and spend 20% of the contract value as transactions involving Skills Development and Training in the areas of Defence Systems Integration, Artificial Intelligence, Cyber Resilience, or In-Service Support. As all work under the contract is being executed in Canada by DEFSEC, 100% of the Small and Medium Business requirement is expected to be met. Achievement of the Company’s Skills Development and Training requirement is expected to be met by transactions related to Senior Integrated Logistics Support Specialist (“ILS”) related roles filled under its taskings, as these have been deemed by Canada to be eligible, and DEFSEC currently has four (4) such roles of its total 17 under current taskings. While these roles are expected to fulfill its obligations over the achievement period, any penalty by way of liquidated damages, is limited in its financial impact to a maximum of 20% of the shortfall (up to 4% of total contract value). Further mitigating any potential shortfall is the ability to achieve a five (5) times multiplier for any contribution to Skills Development and Training for Indigenous Peoples or majority Indigenous-controlled educational or training facilities. Based on billings to date under this contract, the Company may have an ITB spend obligation of $134,000. Management believes it will meet the required targets within the specified timeframes. Accordingly, no liability has been recorded in these consolidated financial statements related to this commitment.